Income Tax - Summary of Calculation of Income Tax Expense Accrued (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Current income tax	$ (943)	$ (605)	$ (734)
Deferred income tax	(50,595)	4,574	2,159
Income tax expense	$ (51,538)	$ 3,969	$ 1,425